Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares
REVENUES, NET		$ 235,667,734	$ 30,339,448	$ 174,202,627
COST OF REVENUES
COST OF REVENUES		(186,223,181)	(23,974,043)	(139,154,316)
Gross profit		49,444,553	6,365,405	35,048,311
EXPENSES
Selling and marketing		(4,392,521)	(565,486)	(3,132,277)
General and administrative:
Depreciation – related party		(720,000)	(92,692)	(720,000)
Depreciation		(3,831,567)	(493,269)	(2,540,273)
Amortization		(1,481,738)	(190,756)	(112,049)
Staff cost		(18,486,483)	(2,379,917)	(13,260,898)
Professional fee		(2,840,139)	(365,634)	(2,204,622)
Provision for expected credit losses		(1,253,368)	(161,356)	(1,383,316)
Others		(4,867,313)	(626,610)	(2,648,351)
Total expenses		(37,873,129)	(4,875,720)	(26,001,786)
INCOME FROM OPERATION		11,571,424	1,489,685	9,046,525
OTHER INCOME (EXPENSES)
Interest income		31,954	4,114	92,951
Interest expense		(3,759,032)	(483,931)	(5,759,182)
Agency income – related party		1,170,664	150,709	2,662,034
Other income		134,230	17,280	326
Other expense				(302,784)
Total other expenses, net		(2,422,184)	(311,828)	(3,306,655)
Income before tax expenses		9,149,240	1,177,857	5,739,870
Income tax expenses		(1,085,909)	(139,798)	(1,325,137)
NET INCOME		8,063,331	1,038,059	4,414,733
Foreign currency translation adjustment		154,174	19,848	(1,125,947)
TOTAL COMPREHENSIVE INCOME		$ 8,217,505	$ 1,057,907	$ 3,288,786
Weighted average number of ordinary shares*:
Basic (in Shares)	[1]	19,603,716	19,603,716	18,000,000
Diluted (in Shares)	[1]	19,603,716	19,603,716	18,000,000
Earnings per share – basic (in Dollars per share and Dollars per share) | (per share)		$ 0.41	$ 0.05	$ 0.25
Earnings per share – diluted (in Dollars per share and Dollars per share) | (per share)		$ 0.41	$ 0.05	$ 0.25
Related parties
COST OF REVENUES
COST OF REVENUES		$ (7,915,189)	$ (1,018,987)	$ (34,213,521)
External
COST OF REVENUES
COST OF REVENUES		$ (178,307,992)	$ (22,955,056)	$ (104,940,795)

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.